Expense Example - PACE Alternative Strategies Investments	Dec. 04, 2024 USD ($)
Class A Prospectus - PACE Alternative Strategies Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 797	[1]
Expense Example, with Redemption, 3 Years	1,368	[1]
Expense Example, with Redemption, 5 Years	1,964	[1]
Expense Example, with Redemption, 10 Years	3,566	[1]
Class P Prospectus - PACE Alternative Strategies Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236	[2]
Expense Example, with Redemption, 3 Years	787	[2]
Expense Example, with Redemption, 5 Years	1,364	[2]
Expense Example, with Redemption, 10 Years	2,933	[2]
Class P2 Prospectus - PACE Alternative Strategies Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190	[3]
Expense Example, with Redemption, 3 Years	754	[3]
Expense Example, with Redemption, 5 Years	1,344	[3]
Expense Example, with Redemption, 10 Years	$ 2,944	[3]

[1]	Except that the expenses reflect the effects of the fund's fee waiver/expensereimbursement agreement for the first year only.
[2]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[3]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.